Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 27,079	$ 31,020
Federal funds sold and overnight interest-bearing deposits	1,360	27,857
Mortgage servicing rights	3,036	2,549
Accrued interest receivable	4,999	5,190
Deposits:
Non-interest bearing demand	187,382	192,271
Savings, interest checking and money market	419,085	405,702
Time deposits	350,004	393,302
Accrued interest payable	426	909
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	27,079	31,020
Federal funds sold and overnight interest-bearing deposits	1,360	27,857
Investment in available-for-sale securities	1,003	2,030
Accrued interest receivable	4,999	5,190
Assets, Total	34,441	66,097
Deposits:
Non-interest bearing demand	187,382	192,271
Savings, interest checking and money market	419,085	405,702
Federal funds purchased and securities sold under agreements to repurchase	31,084	21,058
Accrued interest payable	426	909
Liabilities, Fair Value Disclosure, Total	637,977	619,940
Other Observable Inputs (Level 2)
Assets:
Investment in available-for-sale securities	204,982	198,216
Investment in FHLB stock	2,354	2,278
Cash surrender value - life insurance	2,213	2,136
Assets, Total	209,549	202,630
Deposits:
Subordinated notes	32,048	13,154
Federal Home Loan Bank advances	25,366	20,651
Liabilities, Fair Value Disclosure, Total	57,414	33,805
Net Significant Unobservable Inputs (Level 3)
Assets:
Loans, net	829,223	834,824
Mortgage servicing rights	3,036	2,549
Assets, Total	832,259	837,373
Deposits:
Time deposits	352,432	397,986
Liabilities, Fair Value Disclosure, Total	352,432	397,986
Carrying amount
Assets:
Cash and due from banks	27,079	31,020
Federal funds sold and overnight interest-bearing deposits	1,360	27,857
Investment in available-for-sale securities	205,985	200,246
Loans, net	825,828	832,142
Investment in FHLB stock	2,354	2,278
Mortgage servicing rights	3,036	2,549
Cash surrender value - life insurance	2,213	2,136
Accrued interest receivable	4,999	5,190
Assets, Total	1,072,854	1,103,418
Deposits:
Non-interest bearing demand	187,382	192,271
Savings, interest checking and money market	419,085	405,702
Time deposits	350,004	393,302
Federal funds purchased and securities sold under agreements to repurchase	31,084	21,058
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	24,000	20,126
Accrued interest payable	426	909
Liabilities, Fair Value Disclosure, Total	1,061,467	1,082,854
Fair value
Assets:
Cash and due from banks	27,079	31,020
Federal funds sold and overnight interest-bearing deposits	1,360	27,857
Investment in available-for-sale securities	205,985	200,246
Loans, net	829,223	834,824
Investment in FHLB stock	2,354	2,278
Mortgage servicing rights	3,036	2,549
Cash surrender value - life insurance	2,213	2,136
Accrued interest receivable	4,999	5,190
Assets, Total	1,076,249	1,106,100
Deposits:
Non-interest bearing demand	187,382	192,271
Savings, interest checking and money market	419,085	405,702
Time deposits	352,432	397,986
Federal funds purchased and securities sold under agreements to repurchase	31,084	21,058
Subordinated notes	32,048	13,154
Federal Home Loan Bank advances	25,366	20,651
Accrued interest payable	426	909
Liabilities, Fair Value Disclosure, Total	$ 1,047,823	$ 1,051,731